Exhibit 99
Ford Credit Auto Lease Trust 2012-A
Monthly Investor Report

Transaction Month	6	Payment Date	August 15, 2012
Collection Period	July, 2012

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2012-A Reference Pool Balance		1,364,977,744.42	$1,259,939,788.02	$1,235,174,226.86	0.9049043
Total Note Balance		1,175,250,000.00	$1,070,212,043.60	$1,045,446,482.44	0.8895524

Total Overcollateralization		189,727,744.42	$189,727,744.42	$189,727,744.42

2012-A Exchange Note Balance		1,211,597,938.14	$1,106,559,981.74	$1,081,794,420.58	0.8928658
2012-A Exchange Note Overcollateralization		153,379,806.28	$153,379,806.28	$153,379,806.28

Overcollateralization			Beginning of Period	End of Period
2012-A Reference Pool Balance as a % of Total Note Balance			117.73%	118.15%
2012-A Reference Pool Balance as a % of 2011-B Exchange Note Balance			113.86%	114.18%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.35765%	$181,530,000.00	$76,492,043.60	$51,726,482.44	0.2849473
Class A-2 Notes	0.63000%	$426,000,000.00	$426,000,000.00	$426,000,000.00	1.0000000
Class A-3 Notes	0.85000%	$427,000,000.00	$427,000,000.00	$427,000,000.00	1.0000000
Class A-4 Notes	1.03000%	$86,120,000.00	$86,120,000.00	$86,120,000.00	1.0000000
Class B Notes	1.61000%	$54,600,000.00	$54,600,000.00	$54,600,000.00	1.0000000
Total		$1,175,250,000.00	$1,070,212,043.60	$1,045,446,482.44	0.8895524

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$24,765,561.16	$136.43	$22,797.82	$0.13	$24,788,358.98	$136.56
Class A-2 Notes	$0.00	$0.00	$223,650.00	$0.53	$223,650.00	$0.53
Class A-3 Notes	$0.00	$0.00	$302,458.33	$0.71	$302,458.33	$0.71
Class A-4 Notes	$0.00	$0.00	$73,919.67	$0.86	$73,919.67	$0.86
Class B Notes	$0.00	$0.00	$73,255.00	$1.34	$73,255.00	$1.34
Total	$24,765,561.16	$21.07	$696,080.82	$0.59	$25,461,641.98	$21.66

II. POOL INFORMATION

2012-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,454,654,818.97	$1,259,939,788.02	$869,088,331.07
Change	$(29,610,352.93)	$(24,765,561.16)	$(3,833,647.28)
End of Period	$1,425,044,466.04	$1,235,174,226.86	$865,254,683.79
Residual Portion of Securitization Value as % of Securitization Value at end of period			70.05%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	56,767	1,466	55,301	509	54,792

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				19.8	18.9

Ford Credit Auto Lease Trust 2012-A
Monthly Investor Report

Transaction Month	6	Payment Date	August 15, 2012
Collection Period	July, 2012

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		489	$10,773,407.02	0.87%
61 - 90 Days Delinquent		45	$947,155.55	0.08%
91- 120 Days Delinquent		4	$107,609.17	0.01%
Over 120 Days Delinquent		2	$48,965.26	0.00%
Total Delinquent Leases		540	$11,877,137.00	0.96%

		Current Period	Cumulative
Prepayment Speed		0.38%	0.44%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments				$21,718,146.88
plus: Payoffs				$6,046,837.38
plus: Other (including extension fees, excess charges, etc.)				$137,054.10
minus: Payaheads				$(663,342.10)
plus: Payahead Draws				$635,617.35
plus: Advances				$913,127.91
minus: Advance Reimbursement Amounts				$(1,380,729.30)
plus: Administrative Removal Amounts				$313,769.60
plus: Net Auction Proceeds				$4,236,386.71
plus: Recoveries				$27,026.27
Total Collections				$31,983,894.80

Reserve Account Balance Beginning of Period				$34,124,443.61

Total Collections Plus Reserve				$66,108,338.41

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,049,949.82	$1,049,949.82	$65,058,388.59	$0.00
2011-A Exchange Note Interest Payment	$1,493,855.98	$1,493,855.98	$63,564,532.61	$0.00
2011-A Exchange Note Principal Payment	$24,765,561.16	$24,765,561.16	$38,798,971.45	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$38,798,971.45	$0.00
Reserve Account Deposit	$34,124,443.61	$34,124,443.61	$4,674,527.84	$0.00
Shared Amounts	$0.00	$0.00	$4,674,527.84	$0.00
Remaining Funds Released to Borrowers	$4,674,527.84	$4,674,527.84	$0.00	$0.00
Total	$66,108,338.41	$66,108,338.41	$0.00	$0.00

Ford Credit Auto Lease Trust 2012-A
Monthly Investor Report

Transaction Month	6	Payment Date	August 15, 2012
Collection Period	July, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2012-A Exchange Note Interest Payment				$1,493,855.98
2012-A Exchange Note Principal Payment				$24,765,561.16
Shortfall Payment (to cover Notes)				$0.00

Total				$26,259,417.14

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$26,259,417.14	$0.00
Administration Fee	$8,918.43	$8,918.43	$26,250,498.71	$0.00
Class A-1 Interest	$22,797.82	$22,797.82	$26,227,700.89	$0.00
Class A-2 Interest	$223,650.00	$223,650.00	$26,004,050.89	$0.00
Class A-3 Interest	$302,458.33	$302,458.33	$25,701,592.56	$0.00
Class A-4 Interest	$73,919.67	$73,919.67	$25,627,672.89	$0.00
Total Class A Interest	$622,825.82	$622,825.82	$0.00
First Priority Principal Payment	$0.00	$0.00	$25,627,672.89
Class B Interest	$73,255.00	$73,255.00	$25,554,417.89	$0.00
Second Priority Principal Payment	$0.00	$0.00	$25,554,417.89
Regular Principal Payment	$24,765,561.16	$24,765,561.16	$788,856.73	$0.00
Reserve Account Deposit	$0.00	$0.00	$788,856.73	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$788,856.73	$0.00
Remaining Funds to Holder of Residual Interest	$788,856.73	$788,856.73	$0.00	$0.00
Total	$26,259,417.14	$26,259,417.14	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,613,356.54
plus: Additional Advances				$913,127.91
minus: Advance Reimbursement Amounts				$(1,380,729.30)
End of Period Advance Balance				$3,145,755.15

Payaheads
Beginning of Period Payahead Balance				$2,061,126.01
plus: Additional Payaheads				$663,342.10
minus: Payahead Draws				$(635,617.35)
End of Period Payahead Balance				$2,088,850.76

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$34,124,443.61
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
Reserve Balance after Deposit from Exchange Note				$34,124,443.61
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$34,124,443.61

Memo: Required Reserve Amount				$34,124,443.61
Reserve Shortfall				$0.00

Ford Credit Auto Lease Trust 2012-A
Monthly Investor Report

Transaction Month	6	Payment Date	August 15, 2012
Collection Period	July, 2012

VII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	233	1,334	$4,946,685.72	$28,433,805.15
Standard Terminations	28	57	$478,908.62	$979,341.47
Total Retained	261	1,391	$5,425,594.34	$29,413,146.62

Returned Vehicles
Early Terminations	75	290	$1,474,221.77	$5,704,007.69
Standard Terminations	133	183	$2,400,826.88	$3,285,525.93
Total Returned	208	473	$3,875,048.65	$8,989,533.62

Charged Off Leases / Repossessed Vehicles	21	76	$488,490.43	$1,722,458.35
Removals by Servicer and Other	19	35	$314,317.50	$679,693.31
Total Terminations	509	1,975	$10,103,450.92	$40,804,831.90

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	284	284	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			40.86%	23.95%
Early Termination Rate (Early Terminations / Total Terminations)			60.51%	82.23%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$6,117,963.39
plus: Payahead draws			$51,139.51
minus: Unreimbursed Advances			$(20,694.51)
minus: Securitization Value of Retained Vehicles			$(5,425,594.34)
Total	261	1,391	$722,814.05	$4,064,879.80
Gain (Loss) Per Retained Vehicle			$2,769.40	$2,922.27

Gain (Loss) on Returned Vehicles
Customer Payments			$228,003.67
plus: Net Auction Proceeds			$3,859,225.07
plus: Payahead Draws			$29,493.67
minus: Unreimbursed Advances			$(12,938.89)
minus: Securitization Value of Returned Vehicles			$(3,875,048.65)
Total	208	473	$228,734.87	$623,047.05
Gain (Loss) Per Returned Vehicle			$1,099.69	$1,317.22

Credit Gain (Loss) Charged Off / Repossessed Vehicles	21	76	$(103,472.69)	$(200,264.62)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,927.27)	$(2,635.06)

Gain (Loss) on Removals by Servicer and Other	19	35
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$18,864.94	$30,143.35

Total Gain (Loss)	509	1,975	$866,941.17	$4,517,805.58

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$3,859,225.07
plus: Excess Wear and Use and Excess Mileage Assessed			$48,287.01
minus: Residual Portion of Securitization Value			$(3,643,386.00)
Total	208	473	$264,126.08	$769,836.37
Residual Gain (Loss) Per Returned Vehicle			$1,269.84	$1,627.56

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	6	Payment Date	August 15, 2012
Collection Period	July, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer